DEBT - Corporate Revolving Credit Facilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Apr. 04, 2019
Debt
Letters of credit, guarantees for reclamation obligations	$ 1,872,000,000	$ 1,927,000,000
Goldcorp
Debt
Letters of credit outstanding	995,000,000	1,044,000,000
Letters of credit, guarantees for reclamation obligations	$ 848,000,000	886,000,000
Corporate Revolving Credit Facilities
Debt
Line of credit facility maximum borrowing capacity			$ 3,000,000,000
Maximum rate adjustment resulting from ESG scores	0.05%
Credit facility, amount outstanding	$ 0
Letter of Credit
Debt
Letters of credit outstanding	$ 0	$ 0